12. Income Taxes - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Income tax benefit at tax rate	29.825%
Tax loss carryforward for corporate income tax purposes	€ 199,200	€ 166,200
Maximum tax loss due to ownership changes	59,000
Tax loss carryforward for trade tax purposes	198,400	165,400
Borrowings
Income taxes
Deferred tax assets	70	0
Leasehold improvements and equipment and right-of-use assets
Income taxes
Deferred tax liabilities	226	0
Long term financial assets
Income taxes
Deferred tax liabilities	1,218	774
Contract liabilities
Income taxes
Deferred tax liabilities	308	0
Trade and other receivables
Income taxes
Deferred tax assets	243	334
Lease liabilities
Income taxes
Deferred tax assets	121	0
Trade and other payables
Income taxes
Deferred tax assets	23	27
Intangible assets
Income taxes
Deferred tax assets	283	415
AbCheck
Income taxes
Tax loss carryforward for corporate income tax purposes	€ 296	€ 423